SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	€ 1,108,569	€ 1,302,239	$ 1,448,542
Securities sold under agreements to repurchase:
Average outstanding during the year	1,375,805	3,221,314
Weighted average interest rate during the year	4.38%	3.79%
Weighted average interest rate at year end	4.93%	3.63%
Amount outstanding at month end:
January	1,983,816	5,125,395
February	1,504,851	4,698,535
March	1,624,482	5,187,643
April	1,734,688	4,360,673
May	1,441,933	2,976,276
June	1,055,196	2,606,337
July	941,898	2,661,253
August	1,533,211	2,309,891
September	1,464,559	1,930,242
October	1,254,343	3,144,079
November	€ 935,680	€ 2,036,228